Debt, 2nd Alpha Bank Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Installment	May 06, 2021 USD ($)
Debt [Abstract]
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel	$ 500
Minimum term of time charter assigned as security	12 months
2nd Alpha Bank Facility [Member]
Debt [Abstract]
Face amount		$ 38,000
Balloon installment payable at maturity	$ 21,500
Asset cover ratio	125.00%
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel	$ 500
Minimum percentage of voting rights	50.10%
Minimum term of time charter assigned as security	12 months
2nd Alpha Bank Facility [Member] | LIBOR [Member]
Debt [Abstract]
Basis spread on variable rate	3.00%
Variable rate	4.22%
2nd Alpha Bank Facility [Member] | August 6, 2021 to August 5, 2024 [Member]
Debt [Abstract]
Number of payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 750
2nd Alpha Bank Facility [Member] | August 6, 2024 to August 5, 2027 [Member]
Debt [Abstract]
Number of payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 625